Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue:
Services	$ 617		$ 596		$ 1,218		$ 1,194		$ 2,454		$ 2,495		$ 2,563
License and resale fees	47		67		91		100		274		271		284
Total products and services	664		663		1,309		1,294		2,728		2,766		2,847
Reimbursed expenses	9		9		17		17		33		42		74
Total revenue	673		672		1,326		1,311		2,761		2,808		2,921
Costs and expenses:
Cost of sales and direct operating (excluding depreciation)	265		252		528		513		1,020		1,063		1,125
Sales, marketing and administration	162		159		332		314		643		651		735
Product development and maintenance	101		98		204		206		407		433		456
Depreciation	27	[1]	25	[1]	51	[1]	49	[1]	104	[1]	96	[1]	91	[1]
Amortization of acquisition-related intangible assets	41		47		84	[1]	95		182		217		260
Trade name impairment charges					339
Goodwill impairment charges													12
Total costs and expenses	596		581		1,538		1,177		2,356		2,460		2,679
Operating income (loss)	77		91		(212)		134		405		348		242
Interest income	1				1				1		1		3
Interest expense and amortization of deferred financing fees	(73)		(79)		(147)		(169)		(326)		(360)		(463)
Loss on extinguishment of debt					(61)		(5)		(6)		(82)		(3)
Other income (expense)			(2)				(2)		(2)		1
Income (loss) from continuing operations before income taxes	5		10	[2]	(419)		(42)		72		(92)		(221)
Benefit from (provision for) income taxes	(2)		(5)		99		12		(26)		49		145
Income (loss) from continuing operations	3		5	[2]	(320)		(30)		46		(43)		(76)
Income (loss) from discontinued operations, net of tax			10		(17)		(2)		17		(23)		(73)
Net income (loss)	3		15	[2]	(337)		(32)		63		(66)		(149)
Other comprehensive income (loss):
Foreign currency translation, net	(1)		2		(61)		(44)		19		33		(26)
Unrealized gain (loss) on derivative instruments, net of tax	(5)		(1)		(2)		1		3		10		9
Other, net of tax			(5)				(5)		(3)
Other comprehensive income (loss)	(6)		(4)		(63)		(48)		19		43
Comprehensive income (loss)	$ (3)		$ 11		$ (400)		$ (80)		$ 82		$ (23)		$ (166)

[1]	Includes amortization of capitalized software.
[2]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.